Lease - Schedule Of Future Minimum Rental Payments For Operating Leases (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 3,321
2021	2,652
2022	1,458
2023	1,087
2024	732
2025 and Thereafter	51
Total	9,301
Less imputed interest	634
Present value of net future minimum lease payments	8,667
Less operating lease liabilities-current	3,046
Long-term operating lease liabilities	$ 5,621